Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2022	31 December 2021
Property, plant and equipment owned	24 245	24 459
Property, plant and equipment leased (right-of-use assets)	2 426	2 219

Total property, plant and equipment	26 671	26 678

Summary of Property, Plant and Equipment

	31 December 2022				31 December 2021
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 374	35 906	2 462	50 742	48 993

Effect of movements in foreign exchange	(208)	(729)	(46)	(983)	(1 616)
Acquisitions	27	1 340	2 912	4 279	4 739
Acquisitions through business combinations	—	—	—	—	2
Disposals through sale and derecognition	(154)	(1 667)	(1)	(1 822)	(1 301)
Disposals through the sale of subsidiaries	(1)	(12)	—	(13)	(51)
Transfer (to)/from other asset categories and other movements¹	554	2 634	(3 122)	66	(23)

Balance at end of the period	12 591	37 473	2 205	52 269	50 742

Depreciation and impairment losses
Balance at end of previous year	(4 292)	(21 992)	—	(26 284)	(24 802)

Effect of movements in foreign exchange	82	425	—	507	813
Depreciation	(423)	(3 106)	—	(3 530)	(3 384)
Disposals through sale and derecognition	66	1 565	—	1 631	1 168
Disposals through the sale of subsidiaries	—	8	—	8	46
Impairment losses	(3)	(168)	—	(172)	(182)
Transfer to/(from) other asset categories and other movements 1	(14)	(172)	—	(186)	57

Balance at end of the period	(4 584)	(23 440)	—	(28 024)	(26 284)

Carrying amount
at 31 December 2021	8 082	13 915	2 462	24 459	24 459

at 31 December 2022	8 007	14 033	2 205	24 245	—

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2022
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 640	786	2 426
Depreciation for the period ended 31 December	(398)	(230)	(628)

	2021
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 696	523	2 219
Depreciation for the year ended 31 December	(373)	(201)	(574)